12. LONG-TERM PAYABLES - Future amounts due under the mortgage financing arrangement (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Amounts due under mortgage financing arrangement	$ 924	$ 2,498
Less: Unrealized interest expense	(25)	(160)
Total amounts due under mortgage financing arrangement	899	2,338
Year 2017
Amounts due under mortgage financing arrangement	924
Less: Unrealized interest expense	(25)
Total amounts due under mortgage financing arrangement	899
Year 2015
Amounts due under mortgage financing arrangement	0
Less: Unrealized interest expense	0
Total amounts due under mortgage financing arrangement	$ 0